Loans, Financing and Debentures - Schedule of Changes in Loans and Financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	R$ 885,519	R$ 681,938
Contracting	616,614	443,601
Payment of principal	(496,559)	(284,429)
Payment Interest	(82,147)	(63,886)
Appropriation of interest	102,995	84,131
Business combination		31,101
Foreign exchange variation	(2,122)	(6,937)
Ending at ending	1,024,300	885,519
Agricultural cost [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	197,647	104,211
Contracting	500,872	254,045
Payment of principal	(284,558)	(159,720)
Payment Interest	(27,221)	(16,449)
Appropriation of interest	37,045	15,560
Business combination
Foreign exchange variation
Ending at ending	423,785	197,647
Agricultural costs (USD) [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	122,883	16,450
Contracting	69,556	166,752
Payment of principal	(138,366)	(77,116)
Payment Interest	(7,898)	(5,032)
Appropriation of interest	5,105	6,705
Business combination		21,581
Foreign exchange variation	(5,964)	(6,457)
Ending at ending	45,316	122,883
Agricultural costs (PYG) [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	12,364	16,458
Contracting		3,709
Payment of principal	(14,974)	(7,324)
Payment Interest	(1,827)	(1,484)
Appropriation of interest	595	1,556
Business combination
Foreign exchange variation	3,842	(551)
Ending at ending		12,364
Financing for Investment and Expansion [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	50,283	29,664
Contracting		19,095
Payment of principal	(7,374)	(1,045)
Payment Interest	(3,267)	(922)
Appropriation of interest	3,291	3,491
Business combination
Foreign exchange variation
Ending at ending	42,933	50,283
Financing of machinery [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	4,509	3,060
Contracting	4,360
Payment of principal	(704)	(7,656)
Payment Interest	(261)	(759)
Appropriation of interest	809	565
Business combination		9,431
Foreign exchange variation		(132)
Ending at ending	8,713	4,509
Financing of sugarcane [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	14,001	21,291
Contracting
Payment of principal	(6,201)	(6,200)
Payment Interest	(2,471)	(2,056)
Appropriation of interest	481	966
Business combination
Foreign exchange variation
Ending at ending	5,810	14,001
Debentures [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	489,564	472,765
Contracting
Payment of principal
Payment Interest	(36,944)	(35,681)
Appropriation of interest	51,375	52,480
Business combination
Foreign exchange variation
Ending at ending	503,995	489,564
Supplier finance transactions [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning
Contracting	44,382
Payment of principal	(44,382)
Payment Interest	(2,258)
Appropriation of interest	2,258
Foreign exchange variation
Ending at ending
Transaction costs [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	(5,732)	(7,700)
Contracting	(2,556)
Payment of principal
Payment Interest
Appropriation of interest	2,036	1,968
Business combination
Foreign exchange variation
Ending at ending	(6,252)	(5,732)
Working capital [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning
Contracting
Payment of principal		(82)
Payment Interest		(7)
Appropriation of interest
Business combination		89
Foreign exchange variation
Ending at ending
Working capital (USD) [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning		25,739
Contracting
Payment of principal		(25,286)
Payment Interest		(1,496)
Appropriation of interest		840
Business combination
Foreign exchange variation		203
Ending at ending